SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total		$ 87,472	$ 133,482
Total		$ 30,222	42,487
Mr. Chuanbo Jiang [Member]
Related Party Transaction [Line Items]
Name of ralated parties		CEO, director and a shareholder of the Company
Total	[1]	$ 87,472	133,482
Mr. Cheukyin Tai			38,500	$ 2,804,556
Mr. Huyun Gao [Member]
Related Party Transaction [Line Items]
Name of ralated parties		A shareholder of the Company
Total	[2]	$ 30,222	42,487
Mr. Cheukyin Tai			7,500	553,652
Mr. Huailiang Xu [Member]
Related Party Transaction [Line Items]
Mr. Cheukyin Tai			2,000	168,516
Mr. Haoyu Xiong [Member]
Related Party Transaction [Line Items]
Mr. Cheukyin Tai			1,500	126,134
Mr. Cheukyin Tai [Member]
Related Party Transaction [Line Items]
Mr. Cheukyin Tai			$ 500	$ 6,895

[1]	The balance mainly represents due on demand advances made to a related party for the Company’s daily operational purposes.
[2]	The balance represented advances from a related party for the Company’s daily operations with no fixed term of repayment and interest.